Stock Options and Warrants	3 Months Ended
Sep. 30, 2017
Successor
Stock Options and Warrants

NOTE 9–STOCK OPTIONS AND WARRANTS

Employee Stock Options

The following table summarizes the changes in employee stock options outstanding and the related prices for the shares of our common stock issued to employees under two employee stock option plans.

The nonqualified plan adopted in 2007 authorizes 65,000 shares, of which 47,500 have been granted as of September 30, 2017. The qualified plan adopted in October of 2008 authorizes 125,000 shares and was approved by a majority of our shareholders on September 16, 2009. To date, 42,500 shares have been granted under the 2008 plan as of September 30, 2017.

The following table summarizes the changes in options outstanding and the related prices for the shares of the Company’s common stock issued to employees of the Company:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (years)	Value
Options outstanding at March 31, 2016	37,500	$10.20	3.33	$-
Granted	-	$-
Exercised	-	$-
Canceled / expired	(2,500)	$12.00
Options outstanding at March 31, 2017	35,000	$10.00	2.51	$-
Granted	-	$-
Exercised	-	$-
Canceled / expired	-	$-
Options outstanding at September 30, 2017	35,000	$10.00	2.01	$-
Options exercisable at September 30, 2017	35,000	$10.00	2.01	$-

Stock-based compensation expense in connection with options granted to employees for the three and six months ended September 30, 2017 and 2016 was $0.

Non-Employee Stock Options

The following table summarizes the changes in options outstanding and the related prices for the shares of the Company’s common stock issued to consultants and non-employees of the Company:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (years)	Value
Options outstanding at March 31, 2016	2,500	$84.00	0.08	$-
Granted	-	$-
Exercised	-	$-
Canceled / expired	(2,500)	$-
Options outstanding at March 31, 2017	-	$-	-	$-
Granted	-	$-
Exercised	-	$-
Canceled / expired	-	$-
Options outstanding at September 30, 2017	-	$-	-	$-
Options exercisable at September 30, 2017	-	$-	-	$-

Warrants

The following table summarizes the warrants outstanding and the related prices for the shares of the Company’s common stock as of September 30, 2017:

	Warrants Outstanding			Warrants Exercisable
		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Price	Outstanding	Life (Years)	Price	Exercisable	Price
$0.50	350,000	0.41	$0.50	350,000	$0.50
$1.50	6,127,497	1.74	$1.50	6,127,497	$1.50
$2.50	12,000	0.80	$2.50	12,000	$2.50
$6.00	45,313	0.33	$6.00	45,313	$6.00
Total	6,534,810	1.63	$1.48	6,534,810	$1.48

Transactions involving the Company’s warrant issuance are summarized as follows:

		Average
	Number of	Price
	Shares	Per Share
Warrants outstanding at March 31, 2016	6,504,810	$1.48
Granted / restated	30,000	$0.50
Canceled	-	$-
Expired	-	$-
Warrants outstanding at March 31, 2017	6,534,810	$1.48
Granted	-	$-
Canceled	-	$-
Expired	-	$-
Warrants outstanding at September 30, 2017	6,534,810	$1.48